BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized		440,000,000
Class A Common Stock
Shares subject to possible redemption	45,000,000	0
Shares subject to possible redemption, redemption value per share	$ 10	$ 10
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	45,000,000	0
Common stock, shares outstanding	45,000,000	0
Class F Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	11,250,000	11,500,000
Common stock, shares outstanding	11,250,000	11,500,000